Material accounting policies, new accounting standards and new and not yet effective accounting standards	12 Months Ended
Dec. 31, 2024
Material accounting policies, new accounting standards and new and not yet effective accounting standards
Material accounting policies, new accounting standards and new and not yet effective accounting standards

4. Material accounting policies, new accounting standards and new and not yet effective accounting standards

4.1.  New accounting standards adopted in 2024 and impact on financial reporting

Classification of liabilities as current or non-current and non-current liabilities with covenants – Amendments to IAS 1

The Company has adopted Classification of liabilities as current or non-current and non-current liabilities with Covenants – Amendments to IAS 1. The amendments to IAS1 for the classification of current and non-current liabilities came into effect on January 1, 2024. The amendments to IAS1 clarify that the classification of liabilities as current or non-current is based on the rights existing at the end of the reporting period. A liability is considered current when the entity does not have the unconditional right to defer its settlement for at least twelve months after the balance sheet date.

The Management reviewed the amendments to IAS1, and no impacts were identified on the financial statements.

Supplier finance arrangements – Amendments to IAS 7 and IFRS7

The Company also adopted the Amendments to IAS 7 and IFRS7 - Supplier Finance Arrangements from January 1, 2024. The amendments introduce additional disclosure requirements for companies that enter these arrangements. The IASB’s amendments apply to supplier finance arrangements that have all of the following characteristics: (a) A finance provider, (b) A company agrees to pay under the terms and conditions of the arrangements on the same date or at a later date than its suppliers are paid, and (c) The company is provided with extended payment terms or suppliers benefit from early payment terms, compared with the related invoice payment due date. The amendments do not apply to arrangements for financing receivables or inventory. See note 15 for disclosures about supplier finance arrangements entered by the Company.

Lease liability in a sale and leaseback – Amendments to IFRS16

Amendments to IFRS 16 Leases impact how a seller-lessee accounts for variable lease payments that arise in a sale-and-leaseback transaction. The amendments introduce a new accounting model for variable payments and will require seller-lessees to reassess and potentially restate sale-and-leaseback transactions entered since 2019.

The Management reviewed the amendments to IFRS16, and no impacts were identified on the financial statements.

4.2.  Accounting standards issued but not yet effective

A)     IFRS 18 presentation and disclosure in financial statements

IFRS 18 will replace IAS1 presentation of financial statements and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements

•	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal. Entities’ net profit will not change.

•	Management defined performance measures (MPMs) are disclosure in a single note in the financial statements.
•	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Company is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Company is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as “other”.

B)     Other accounting standards

Below are presented the recent changes to the Accounting Standards that are required to be applied for annual periods beginning after January 1, 2025 and that are available for early adoption in annual periods beginning on January 1, 2024. However, the Company has not adopted the following new or amended accounting standards in preparing these consolidated financial statements.

•	Lack of Exchangeability – Amendments to IAS 21 (January 1, 2025)
•	Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7 (January 1, 2026)
•	Annual Improvements to IFRS Accounting Standards – Volume 11 (January 1, 2026)
•	Subsidiaries without Public Accountability – IFRS 19 (January1, 2027)

4.3.  Material accounting policies

The material accounting policies applied in the preparation of the Consolidated Financial Statements are presented below. These policies have been consistently applied in the periods presented herein.

a.     Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank deposits and highly liquid short-term investments and have maturities of three months or less from the date of purchase and that are readily convertible into a known amount of cash and are subject to immaterial risk of change in value.

b.     Financial assets and liabilities

Classification

Financial Assets’ classification depends on the entity’s business model for managing them and if their contractual cash flow represents solely payments of principal and interest. Based on this assessment Financial Assets are classified as measured: at amortised cost, at FVTOCI (fair value through other comprehensive income); or at FVTPL (fair value through profit or loss).

A business model to manage financial assets refers to the way the Company manages its financial assets to generate cash flows, determining if the cash flows will occur through the collection of contractual cash flows at maturity date, through the sale of the financial asset, or both. The information considered in the business model evaluation includes the following:
•	The policies and goals established for the portfolio of financial assets and feasibility of these policies. They include whether management’s strategy focuses on obtaining contractual interest income, maintaining a certain interest rate profile, matching the duration of financial assets with the duration of related liabilities, or expected cash outflows, or the realization of cash flows through the sale of assets.

•	How the performance of the portfolio is evaluated and reported to the Company’s Management. Risks that affect the performance of the business model (and the financial assets held in that business model) and the way those risks are managed.

•	How business managers are compensated – for example, if the compensation is based on the fair value of managed assets or on the contractual cash flows obtained, and.
•	The volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales expectations.

For assessing whether contractual cash flows represent solely payments of principal and interest, “principal” is defined as the fair value of the financial asset upon initial recognition. “Interest” is defined as a consideration for cash at the time and for the credit risk associated with outstanding principal amount during a certain period and for other risks and base costs of loans (for example, liquidity risk and administrative costs), as well as for the profit margin.

The Company considers the contractual terms of the instruments to evaluate whether the contractual cash flows are only payments of principal and interest. This includes evaluating whether the financial asset contains a contractual term that could change the timing or amount of the contractual cash flows so that it would not meet this condition. In making this evaluation, the Company considers the following:

•	Contingent events that change the amount or timing of cash flows.
•	Terms that may adjust the contractual rate, including variable rates.
•	The prepayment and the extension of the term; and
•	The terms that limit the access of the Company to cash flows from specific assets (for example, based on the performance of an asset).

Due to their nature, as of December 31, 2024 and 2023 the Company’s financial assets are classified as “measured at amortised cost”, except for the Marketable securities and other investments and interests in entities, which are classified as “measured at fair value through profit or loss”.

Financial assets are not reclassified after initial recognition, unless the Company changes the business model for the management of financial assets, in which case all financial assets affected are reclassified on the first day of the reporting period subsequent to the change in the business model.

Financial liabilities are classified as measured as amortised cost or at FVTPL. A financial liability is classified as measured at fair value through profit or loss if it is classified as held for trading if it is a derivative or assigned as such upon initial recognition.

Due to their nature, as of December 31, 2024 and 2023 the Company’s financial liabilities are classified as “measured at amortised cost”.

Initial Recognition and Subsequent Measurement

Trade receivables are initially recognized on the date they originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the instrument’s contractual provisions.

A financial asset (unless it is trade receivable without a significant financing component) or a financial liability is initially measured at fair value, plus, for an item not measured at FVTPL (fair value through profit or loss), transaction costs which are directly attributable to its acquisition or issuance. A trade receivable without a significant financing component is initially measured at its transaction price. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in statements of profit or loss.

Financial assets are derecognized when the rights to receive the cash flows expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Gains or losses arising from changes in the fair value of the “Financial assets at fair value through profit or loss”, as well as interest income accrued over “Assets measured at amortised cost”, are presented in statements of profit or loss under “Finance income” in the period in which they arise.

The Company derecognizes a financial liability when its contractual obligations are discharged, canceled or expired. The Company also derecognizes a financial liability when the terms are modified, and the cash flows of the modified liability are substantially different.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in statements of profit or loss.

Offsetting of financial assets and liabilities

Financial assets and liabilities are offset, and the net amount presented in the Consolidated Statement of Financial Position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

Impairment of financial assets

The Company assesses on a prospective basis the expected credit loss (“ECL”) associated with its financial asset instruments carried at amortised cost, with accruals and reversals recorded in the Statement of Profit or Loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contractual terms and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate.

The methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Company applied the simplified approach and calculated impairment losses based on lifetime expected credit losses as from their initial recognition, as described in note 9.c.

c.     Inventories

Inventories are measured at the lower of cost and net realizable value. The method of valuation of inventories is the average cost. The cost of finished goods and work in progress comprises project costs, raw materials, publishing costs (e.g., direct labor, other direct costs and the related direct production costs).

Editorial costs incurred during the development phase of a new product are presented within inventories as “work in progress,” as materials are substantially revised annually. After the conclusion of its production and allocation in the line of “finished product”, the sales of the product begins and any subsequent costs incurred are recognized in profit or loss as “cost of goods sold and services”, according to the accrual period on which the services are provided.

The Company also recognizes the right of return on its inventories. See note 3.2(e).

d.     Property, plant and equipment

Property, plant, and equipment is stated at historical cost less accumulated depreciation. Historical cost includes the cost of acquisition.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to the Company, and they can be measured reliably. The carrying amount of the replaced items or parts is derecognized. All other repairs and maintenance are charged to a statement of Profit or Loss during the financial period in which they are incurred.

Depreciation of assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful lives, as follows:

Years
Property, buildings and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10
Right of use assets	3-15

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. The Company did not identify changes in the useful life on December 31, 2024 and 2023.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in a statement of Profit or Loss when control of the asset is transferred. See note 12.

e.      Business combination

Acquisitions of businesses are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized at their fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in statement of profit or loss.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

f.     Intangible assets and goodwill

The Company’s intangible assets are mostly comprised of software, trademarks, customer portfolio, platform content production, trade agreement, copyrights, and goodwill. Those items are further described below:

Goodwill

Goodwill arising on the acquisition of subsidiaries is measured as set out in note 13.

Software

Computer software licenses purchased are capitalized based on the costs incurred to acquire and bring to use the specific software or to develop new functionalities to existing ones. Directly attributable costs that are capitalized as part of the software product / project include the software / project development employee costs and an appropriate portion of significant direct expenses.

Other development costs and subsequent expenditures that do not meet these capitalization criteria (e.g. maintenance and on-going operations) are recognized as an expense as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period.

Software recognized as assets is amortised using straight-line method over its estimated useful lives, not greater than 5 years. The Company did not identify changes in the useful life on December 31, 2024 and 2023.

Trademarks

Separately acquired trademarks are initially stated at historical cost. Trademarks acquired in a business combination are recognized at fair value at the acquisition date. Subsequently, trademarks are amortised to the end of their useful lives.

Amortization is calculated using the straight-line method to allocate the cost of trademarks over their estimated useful lives of 20 to 30 years. The Company did not identify changes in the useful life on December 31, 2024 and 2023.

Customer portfolio

Customer portfolios acquired in a business combination are recognized at fair value at the acquisition date. The contractual customer relationship has an estimated finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the customer relationship (from 12 to 13 years). The Company did not identify changes in the useful life on December 31, 2024 and 2023.

Platform content production

Development expenditure with platform content is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses. Amortization is calculated on the straight-line method over their estimated useful lives of 3 years. The Company did not identify changes in the useful life on December 31, 2024 and 2023.

g.     Copyrights

The Company accounts for different copyright agreements as follows:

i.	Copyrights are paid to the authors of the content included in the textbooks produced by the Company and are calculated based on agreed upon percentages of revenue or cash inflows related to the books sold, as defined in each contract. Payments are made on a monthly, quarterly, semi-annually, annually or hybrid basis. For these contracts the authors maintain the legal title of the copyrights. These copyrights are charged to the statement of profit or loss and other comprehensive income on an accrual basis when the products are sold.
ii.	In some instances where the authors maintain the legal title of the copyrights, contracts require the prepayment of part or even the full down payment of forecasted sales before the authors start the production of the content. In such cases, copyrights are recognized as a “Prepayments” in the Consolidated Statement of Financial Position and charged to statements of Profit or Loss when the books are sold based on the related sales forecast. The Company reviews regularly the forecast sales to determine if an impairment is required.
iii.	When the Company purchases permanently the legal title of the copyright from the authors, the amounts are capitalized in “Intangible Assets and Goodwill” as “Other intangible assets” and are amortised on the straight-line method over their estimated useful lives, which are not greater than 3 years, which is the content renewal estimated timeline.
The Company did not identify changes in the useful life as of December 31, 2024 and 2023.
h.     Impairment of non-financial assets

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an assets fair value less costs to sell and its value in use.

Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested annually for impairment. Goodwill impairment tests are undertaken annually or more frequently if events or changes in circumstances indicate potential impairment, at the end of each fiscal year.

To assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable and independent cash inflows (Cash-generating units – CGU’s). To impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs (or groups of CGUs) that is expected to benefit from the synergies of the combination.

Non-financial assets, other than goodwill, that have been adjusted following impairment are subsequently reviewed for possible reversal of the impairment at each reporting date. The impairment of goodwill recognized in a statement of profit or loss is not reversed.

i.     Bonds

The bonds are recognized initially at fair value, net of transaction costs incurred, and are subsequently carried at amortised cost. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in consolidated profit and loss over the period of the bonds using the effective interest rate method.

Following initial recognition, the liability component of a compound financial instrument is measured at amortised cost using the effective interest rate method. The bonds are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the reporting period. Both general and specific borrowing costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period to be prepared for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and the costs can be measured reliably. The other borrowing costs are recognized as finance costs in the period in which they are incurred. See note 14.

j.     Suppliers (including reverse factoring)

Suppliers are obligations to pay for goods or services that have been acquired in the ordinary course of business. They are recognized initially at fair value and subsequently measured at amortised cost using the effective interest rate method.

Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk being subsequently recorded as finance cost using the effective interest rate method. The operation does not affect the deadlines, prices and conditions previously agreed. The suppliers specifically related to Reverse Factoring are segregated in note 15. In addition, the effects of reverse factoring on cash flows are recognized in “cash flow from operating activities”.
k.     Leases
i.	Right-of-use assets
The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date, and less any lease incentives received. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life or the lease term, as most of the Company’ leases are related to property leases.
ii.	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The accounting amount of the lease liabilities is remeasured if there is a change in the term of the lease, a change in fixed lease payments or a change in valuation to purchase the right-of-use asset.

iii.	Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease.

iv.	Determining the lease term of contracts with renewal options

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if reasonably certain to be exercised.

The Company has the option, under some of its leases, to lease the assets for additional terms. The Company applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

l.     Provision for tax, civil and labor losses

The provisions for risks related to lawsuits and administrative proceedings involving tax, civil and labor matters are recognized when (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated.

The likelihood of loss of judicial/administrative proceedings in which the Company appears as a defendant is assessed by Management on the financial statement dates.

Provisions are recorded in an amount the Company believes is adequate to cover probable losses, being determined by the expected future cash flows to settle the obligation that reflects current risks specific to the liability. The increase in the provision due to the time elapsed is recognized as interest expense. Penalties assessed on these proceedings are recognized in general and administrative expenses when incurred. See note 21.

m.     Current and deferred income tax and social contribution

Taxes comprise current and deferred Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL), calculated on pre-tax profit basis.

IRPJ and CSLL are calculated based on the nominal statutory rates of 25% and 9%, respectively, adjusted by non-taxable/nondeductible items provided by law. Deferred income tax and social contribution are calculated on income tax and social contribution losses and other temporary differences in relation to the balances of assets and liabilities in the Statement of Financial Position. The deferred income tax and social contribution assets are fully recognized for, except when it is not probable that assets will be recovered by future taxable income.

Current and deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when current and deferred tax assets and liabilities are related to the tax levied by the same tax authority on the taxable entity where there is an intention to settle the balances on a net basis. See note 22.

n.     Employee benefits

The Company has the following employee benefits:

a. Short-term employee benefits

Obligations for short-term employee benefits are recognized as personnel expenses as the related service is rendered. The liability is recognized at the amount expected to be paid if the Company has a legal or constructive obligation to pay this amount as a result of prior service rendered by the employee, and the obligation can be reliably estimated.

The Company also provides its commercial team with commissions calculated considering existing sales and revenue targets that are periodically reviewed. These amounts are accrued in “Salaries and Social contributions” monthly based on the achievements of such goals, with payments generally being made twice a year. Since commissions are paid based on the annual sales of each contract, the Company has elected to use the practical expedient to expense the costs as incurred.

b. Pension Contributions

The Company offered a defined contribution plan to its employees and once the contributions have been made, the Company has no additional payment obligation, and the costs are therefore recognized in the month in which the contribution is incurred (i.e. employees have rendered services entitling them to the right to receive those benefits), which is consistent with recognition of payroll expenses in statement of Profit or Loss.

c. Share-based Payments

The Company compensates part of its Management and some employees through share-based compensation by plans involving Restricted Share Units or “RSU”, and Performance Share Units, or “PSU”. The RSU and PSU plans are based on Company shares, through a fixed share price (market price) determined on the grant date which the Company has the obligation of delivering shares without cash settled payment. The share-based payment is related to Long Term Investment (“ILP”), refers to RSU and PSU plans for which some Company management and employees are eligible. In those plans the Company will deliver a fixed number of shares at a fixed share price measured at the Plan’s inception. The Company recognizes the expense and inherent labor taxes related to the plan in profit and loss. In addition, the effects of the constructive obligation are recognized in statement of financial position under the share-based compensation reserve in equity and the corresponding taxes under “Salaries and Contributions”.

d. Termination benefits

Termination benefits are payable when employment is terminated by the Company before the normal retirement date, or whenever an employee accepts voluntary resignation in exchange for these benefits. The Company recognizes termination benefits at the earlier of the following dates: (i) when the Company can no longer withdraw the offer of those benefits; and (ii) when the entity recognizes costs for a restructuring and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to their present value.

o.     Share Capital

Additional costs directly attributable to the issuance of shares and share options are recognized as a reduction of equity. Tax effects related to the costs of these transactions are accounted for in accordance with IAS 12.

When shares recognized as equity are repurchased, the consideration paid, which includes any directly attributable costs, is recognized as a deduction from equity. The repurchased shares are classified as treasury shares and are presented as a deduction from equity. When treasury shares are subsequently sold or reissued, the amount received is recognized as an increase in equity, and the resulting gain or loss from the transaction is presented as a capital reserve.

p.     Revenue recognition

The Company generates most of its revenue from the sale of textbooks (“publishing” when sold as standalone products or “PAR” when bundled as an educational platform) and learning systems in printed and digital formats to private schools through short-term transactions or term contracts with an average period from three to five years.

Contents in printed and digital formats related to these textbooks and learnings systems are mostly the same, with minor supplements presented in digital format only. Therefore, revenue from educational contents is recognized when the Company delivers the content in printed and digital format.

The Company also sells its products directly to students and parents through its e-commerce platform. Since the Company obtains control of the goods sold before they are transferred to its customers, the Company assessed the principal versus agent relationship and determined that it is a principal in the transaction. Therefore, revenue is recognized in a gross amount of consideration to which the Company is entitled in exchange for the specified goods transferred.

Pursuant to the terms of the contracts with some customers, they are required to provide the Company with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its products. Since the contracts allow product returns (generally for period of four months from the delivery date) up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on historical experience, assuming that the other conditions for revenue recognition are met.  Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a contractual obligation and a right to recover returned goods asset are recognized.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover the goods. The refund liability on the return received is included in Contractual Obligations and Deferred Income and the right to recover returned goods is included in Inventories. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the assets and liability accordingly.

The Company also provides other types of complementary educational solutions, preparatory courses for university admission exams, digital services, and other services to private schools, such as: teacher training, educators and parenting support, extracurricular educational content and other services related to the management of private schools. Each complementary educational service, digital service and others are deemed to be separate performance obligations. Thus, revenue is recognized over time when the services are rendered (i.e. output method) to the customer. The Company believes this is an appropriate measure of progress toward satisfaction of performance obligations as it is the most accurate measure of the consideration to which the Company expects to be entitled in exchange for the services. These services may be sold on a standalone basis or bundled within publishing and learning system contracts and when bundled, each performance obligation is recognized separately. Service revenue is presented in net of the corresponding discounts, returns and taxes. See note 25.

q.     Taxes on revenues

The Company and its associates benefit from tax Law No. 10,865/04, as amended by Law No. 11,033/04, which provides that our tax rate on the sale of books is zero in respect of contributions to the social integration program tax (Programa de Integração Social, or “PIS”) and the social contributions on revenue tax (Contribuição para o Financiamento da Seguridade Social, or “COFINS”). The sale of books is also exempt by the Brazilian constitution from Brazilian municipal taxes, Brazilian services tax (Imposto Sobre Serviços, or “ISS”) and from the Brazilian tax on the circulation of goods, interstate and intercity transportation and communication services (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Services de Transporte Interestadual e Intermunicipal e de Comunicação, or “ICMS”). Tax exemption available to physical books have been extended to digital books based on a decision by the Brazilian Supreme Court rendered on March 8, 2017.

The services revenues are subject to PIS and COFINS under the non-cumulative tax regime (with a nominal statutory rate of 9.25%), as well as municipality service taxes (Impostos sobre Serviços, or “ISS”) for which a statutory rate of 5% is applicable.

r.     Fair value measurement

Fair value is the price that would be received upon the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date, on the primary market or, in the absence thereof, on the most advantageous market to which the Business has access on such date. The fair value of a liability reflects its risk of non-performance, which includes, among others, the Company’s own credit risk.

If there is no price quoted on an active market, the Company uses valuation techniques that maximize the use of relevant observable data and minimize the use of unobservable data. The chosen valuation technique incorporates all the factors market participants would consider when pricing a transaction. If an asset or a liability measured at fair value has a purchase and a selling price, the Company measures the assets based on purchase prices and liabilities based on selling prices. A market is considered as active if the transactions for the asset or liability take place with enough frequency and volume to provide pricing information on an ongoing basis.

The best evidence of the fair value of a financial instrument upon initial recognition is usually the transaction price - i.e., the fair value of the consideration given or received. If the Company determines that the fair value upon initial recognition differs from the transaction price and the fair value is not evidenced by either a price quoted on an active market for an identical asset or liability or based on a valuation technique for which any non-observable data are judged to be insignificant in relation to measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value upon initial recognition and the transaction price. This difference is subsequently recognized in Profit or Loss on an appropriate basis over the life of the instrument, or until such a time when its valuation is fully supported by observable market data or the transaction is closed, whichever comes first.

To provide an indication of the reliability of the inputs used in determining fair value, the Company has classified its financial instruments according to the judgements and estimates of the observable data as much as possible. The fair value hierarchy is based on the degree to which the fair value used in the valuation techniques is observable, as follows:

•	Level 1: The fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: The fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•	Level 3: The fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).